Income Taxes - Schedule of Income (Loss) Before Taxes for Domestic and Foreign Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic operations	$ 155,296	$ (168,135)	$ (444,891)
Foreign operations	(1,201,539)	579,021	507,081
Income (loss) before income taxes	$ (1,046,243)	$ 410,886	$ 62,190